Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2021
Registrant Name	dei_EntityRegistrantName	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 26, 2021
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2021
Prospectus Date	rr_ProspectusDate	Nov. 01, 2021
SilverPepper Merger Arbitrage Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – SILVERPEPPER MERGER ARBITRAGE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The primary investment objective of the SilverPepper Merger Arbitrage Fund (the “Fund” or “Merger Arbitrage Fund”) is to seek returns that are largely uncorrelated with the returns of the general stock market. The Merger Arbitrage Fund also seeks capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Merger Arbitrage Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2031
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Merger Arbitrage Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Merger Arbitrage Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Merger Arbitrage Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 428% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	428.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Merger Arbitrage Fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the Merger Arbitrage Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Merger Arbitrage Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Merger arbitrage is an investment strategy that specializes in buying the publicly-traded common or preferred stock of a company that is involved in a significant corporate event, such as a merger or acquisition. Investments in companies that are involved in these life-changing events have both risk and return characteristics that are markedly different from investing in the stock market in general. Under normal market conditions, the Merger Arbitrage Fund will primarily invest using merger arbitrage strategies. During periods of market turbulence or low merger and acquisition activity, the Fund may hold a substantial amount in cash and cash equivalents.

Traditional stock investing, and its risks and returns, are tied not only to company-specific factors such as profitability and prospects for growth, but also to broader economic factors such as interest rates, inflation, global trade and political risks. In contrast, both the risk and return of merger-arbitrage investing are largely isolated from the daily gyrations of the stock market, and instead are dependent on the successful or unsuccessful completion of a merger or acquisition. As a function of its investment strategy, merger-arbitrage investing creates returns that are largely uncorrelated with, or independent of, the returns of the stock market.

The typical merger-arbitrage strategy seeks to generate a return by purchasing the stock of the company being acquired, which is commonly known as the target company (the “target”), and when appropriate, shorting the stock of the acquiring company. The purpose of the strategy is to profit by earning the “spread,” or difference in price, between:

1.	The current trading price of the target company following the announcement of the merger, and

2.	The contractual price to be paid for the target company in the future when the transaction closes.

This spread, or the return that can be earned, is usually relatively narrow, offering a modest nominal total return. However, since a merger transaction generally is completed in three to four months, this modest return translates into higher annualized returns.

Every merger transaction has a unique set of risks and deal terms. Since the risks of each transaction, not the general movement of the stock market, drive the returns and risks of the Merger Arbitrage Fund, assessing the risks of each merger event is critical.

Chicago Capital Management, LLC (“Chicago Capital” or the “Sub-Advisor”) is the Sub-Advisor for the Merger Arbitrage Fund and is responsible for the day-to-day management of the Fund. Chicago Capital specializes in merger-arbitrage investing and has significant experience and expertise in assessing the risk and return tradeoff of investing in companies involved in a publicly announced merger. After the announcement of a merger, Chicago Capital explores the opportunity of investing in the transaction. If Chicago Capital believes the merger is attractive and meets Chicago Capital’s guidelines, the Merger Arbitrage Fund will initiate an opening position in the transaction.

The Sub-Advisor has the ability to invest in a wide array of event-driven transactions, but will primarily invest in mergers or acquisitions that are initiated and announced by well-financed companies that are also strategic acquirers. Chicago Capital believes transactions with these characteristics provide the best risk-adjusted returns. Chicago Capital continuously monitors a pending transaction for all the elements of potential risk, including regulatory-approval risk, changes in deal terms, financing and shareholder approval. Chicago Capital may actively buy or sell merger investments based on their assessment of the merger’s risks and profit opportunity.

The Merger Arbitrage Fund is not limited by market capitalization or industry. It will invest across industries, sectors and geographies, although it will invest predominantly in companies located in the United States and Canada. Although the Fund may invest in transactions across industries and sectors, it may, from time to time, focus its investments in one or more industries or sectors. The Fund may engage in frequent and active trading.

In executing the Merger Arbitrage Fund’s strategy, Chicago Capital generally expects to employ leverage and to use a variety of hedging techniques including those involving short sales and less frequently, options.

Under normal circumstances, the Fund invests primarily in equity securities of U.S. and Canadian issuers, which may include American Depository Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

The Merger Arbitrage Fund is “non-diversified” under the 1940 Act, which means that it may invest more of its assets in fewer issuers than a “diversified” mutual fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Merger Arbitrage Fund are described below. Before you decide whether to invest in the Merger Arbitrage Fund, carefully consider these risk factors associated with investing in the Merger Arbitrage Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Merger and Other Arbitrage Transactions Risk. The Merger Arbitrage Fund invests or takes short positions in securities of companies that are the subject of an acquisition. When Chicago Capital determines that it is probable that an acquisition will be consummated, the Merger Arbitrage Fund may purchase securities at prices often only slightly below the anticipated value to be paid or exchanged for such securities in the merger, exchange offer or cash tender offer (and substantially above the price at which such securities traded immediately prior to the announcement of the merger, exchange offer or cash tender offer). Likewise, when Chicago Capital believes it is likely that a transaction will not be consummated, the Merger Arbitrage Fund may take short positions in such securities in order to capture the difference attributable to the perceived market overvaluation of the acquisition target. In the case of an investment in a potential acquisition target, if the proposed merger, exchange offer or cash tender offer appears likely not to be consummated, in fact is not consummated, or is delayed, the market price of the security to be tendered or exchanged will usually decline sharply, resulting in a loss to the Merger Arbitrage Fund. The main risks of investing in a merger or acquisition transaction are typically that the transaction is renegotiated, the transaction takes longer to complete than originally planned, or the transaction is never completed. These risks may be realized for a variety of reasons, such as the inability to finance the transaction, lack of regulatory approval from either state, federal or international agencies, the failure of shareholders to approve the transaction, or a variety of other financial or strategic reasons. If a merger is not completed, the Merger Arbitrage Fund could incur a loss.

Equity Risk. The value of the equity securities held by the Merger Arbitrage Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Merger Arbitrage Fund participate, or factors relating to specific companies in which the Merger Arbitrage Fund invests.

Leveraging Risk. Certain Fund transactions, such as entering into futures contracts, options, and short sales, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Merger Arbitrage Fund’s investments and make the Merger Arbitrage Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Merger Arbitrage Fund would otherwise have had, potentially resulting in the loss of all assets. The Merger Arbitrage Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Short Sales Risk. In connection with a short sale of a security or other instrument, the Merger Arbitrage Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Merger Arbitrage Fund replaces the security or other instrument borrowed to make the short sale, the Merger Arbitrage Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase. Shorting options or futures may have an imperfect correlation to the assets held by the Fund and may not adequately protect against losses in or may result in greater losses for the Fund’s portfolio.

Sector Focus Risk. The Merger Arbitrage Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. For example, as of June 30, 2021, the Merger Arbitrage Fund had significant exposure to the financial, health care, and technology sectors. The performance of companies in the financial sector may be adversely impacted by many factors, including, among others: government regulations of, or related to, the sector; governmental monetary and fiscal policies; economic, business or political conditions; credit rating downgrades; changes in interest rates; price competition; and decreased liquidity in credit markets. The performance of companies in the health care sector may be affected by, among other things, government regulation, industry innovation, and extensive litigation based on product liability and similar claims. Companies in the technology sector can be significantly affected by intense competition, consumer preferences, problems with product compatibility, and government regulation.

Non-Diversification Risk. The Merger Arbitrage Fund is classified as “non-diversified,” which means the Merger Arbitrage Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Merger Arbitrage Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Micro-Cap, Small-Cap and Mid-Cap Company Risk. The securities of micro-capitalization, small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Merger Arbitrage Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and Global Depository Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange and other fees from the costs from changes in share prices and payment of dividends. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Portfolio Turnover Risk. Mergers and acquisitions in which the Fund invests typically close in 3-6 months. The result is that the Fund’s opportunity in those deals has ended and it will look to invest in new deals. This will lead to higher turnover than what may occur in the average mutual fund. Active and frequent trading of the Merger Arbitrage Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to, one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives exposes the Fund to additional or heightened risks, including leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, and credit risk. Derivatives transactions can be highly illiquid and difficult to unwind or value, they can increase Fund volatility, and changes in the value of a derivative held by the Merger Arbitrage Fund may not correlate with the value of the underlying instrument or the Merger Arbitrage Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, derivatives are subject to additional risks such as operational risk, including settlement issues, and legal risk, including that underlying documentation is incomplete or ambiguous. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Merger Arbitrage Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Merger Arbitrage Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Merger Arbitrage Fund’s performance. To the extent that the Merger Arbitrage Fund invests in over-the-counter options, the Merger Arbitrage Fund may be exposed to counterparty risk.

Lack of Correlation Risk; Hedging Risk. There can be no assurance that the Fund’s hedges will be effective. Any decrease in negative correlation or increase in positive correlation between the positions the Sub-Advisor anticipated would be offsetting (such as short and long positions in securities or currencies held by the Fund) could result in significant losses for the Fund.

Liquidity Risk. The Merger Arbitrage Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Merger Arbitrage Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Asset Segregation Risk. As a series of an investment company registered with the SEC, the Merger Arbitrage Fund must segregate liquid assets, or engage in other measures to “cover” open positions with respect to certain kinds of derivatives and short sales. The Merger Arbitrage Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Merger Arbitrage Fund’s investment in such investments) even if they are covered. The Fund, at its discretion, may forgo asset segregation in favor of implementing the SEC’s new and more comprehensive requirements under Rule 18f-4 of the 1940 Act, prior to the required compliance date of August 19, 2022.

Management and Strategy Risk. The value of your investment depends on the judgment of the Sub-Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

LIBOR Risk. Many financial instruments, financings or other transactions to which the Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). In July 2017, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. In March 2021, the administrator of LIBOR announced a delay in the phase out of the majority of the USD LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end on December 31, 2021. The unavailability and/or discontinuation of LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments that reference LIBOR. While some instruments may contemplate a scenario in which LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments may have such provisions and there is uncertainty regarding the effectiveness of any alternative methodology. In addition, the unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. The potential effect of the transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined and may adversely affect the Fund’s performance or net asset value.

Recent Market Events. An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) has resulted in a global pandemic and has caused major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for extended periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Other market events like the COVID-19 outbreak may cause similar disruptions and effects.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk is inherent in all investing and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Merger Arbitrage Fund is classified as “non-diversified,” which means the Merger Arbitrage Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Merger Arbitrage Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of two broad-based market indices. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.silverpepperfunds.com, or by calling the Fund at 1-855-554-5540. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of two broad-based market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-554-5540
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.silverpepperfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) for Institutional Class Shares For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return as of September 30, 2021 was 4.38%

Institutional Class
Highest Calendar Quarter Return at NAV	3.95%	Quarter Ended 12/31/2015
Lowest Calendar Quarter Return at NAV	(8.26)%	Quarter Ended 3/31/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Period Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class shares.
SilverPepper Merger Arbitrage Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.08%
5 Years	rr_AverageAnnualReturnYear05	15.22%
Since Inception	rr_AverageAnnualReturnSinceInception	13.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013
SilverPepper Merger Arbitrage Fund | Advisor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPABX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.56%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	1.12%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.93%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.43%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.80%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 283
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	868
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,479
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,128
1 Year	rr_AverageAnnualReturnYear01	(5.93%)
5 Years	rr_AverageAnnualReturnYear05	0.91%
Since Inception	rr_AverageAnnualReturnSinceInception	2.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013
SilverPepper Merger Arbitrage Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPAIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.56%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	1.22%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.78%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.28%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.55%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 258
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	793
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,355
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,885
Annual Return 2014	rr_AnnualReturn2014	2.44%
Annual Return 2015	rr_AnnualReturn2015	8.49%
Annual Return 2016	rr_AnnualReturn2016	4.30%
Annual Return 2017	rr_AnnualReturn2017	1.76%
Annual Return 2018	rr_AnnualReturn2018	0.44%
Annual Return 2019	rr_AnnualReturn2019	5.26%
Annual Return 2020	rr_AnnualReturn2020	(5.66%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.26%)
1 Year	rr_AverageAnnualReturnYear01	(5.66%)
5 Years	rr_AverageAnnualReturnYear05	1.15%
Since Inception	rr_AverageAnnualReturnSinceInception	2.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013
SilverPepper Merger Arbitrage Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.66%)	[2]
5 Years	rr_AverageAnnualReturnYear05	0.63%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.76%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013	[2]
SilverPepper Merger Arbitrage Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.35%)	[2]
5 Years	rr_AverageAnnualReturnYear05	0.70%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.62%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013	[2]
SilverPepper Commodity Strategies Global Macro Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – SILVERPEPPER COMMODITY STRATEGIES GLOBAL MACRO FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The primary investment objective of the SilverPepper Commodity Strategies Global Macro Fund (the “Fund” or “Commodity Strategies Global Macro Fund”) is to seek returns that are largely uncorrelated with the returns of the general stock and bond markets. The Commodity Strategies Global Macro Fund also seeks capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Commodity Strategies Global Macro Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Commodity Strategies Global Macro Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Commodity Strategies Global Macro Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Commodity Strategies Global Macro Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 244% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	244.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Commodity Strategies Global Macro Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Commodity Strategies Global Macro Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Commodity Strategies Global Macro Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Global Macro is an investment strategy that is defined by its freedom to trade both long and short positions in an array of asset classes and investment instruments located anywhere in the world. The Commodity Strategies Global Macro Fund intends to take full advantage of its investment freedom, but plans to do so based primarily on its Sub-Advisor’s views of commodity prices.

The Advisor and Sub-Advisor (as defined herein) believe that the Commodity Strategies Global Macro Fund is distinguished from other global macro funds by its focus on commodities and the impact that commodity fundamentals (the factors that impact the supply and demand of commodities) have on commodity prices as well as the prices of other asset classes. Regardless of whether the Commodity Strategies Global Macro Fund owns a stock, bond, commodity or currency, the reason for holding that asset will typically be influenced, in some way or another, by the Sub-Advisor’s views of commodity prices and how commodity prices influence other asset prices. Under normal market conditions, the Fund expects to primarily invest in securities and instruments that provide investment exposure to a variety of countries and regions throughout the world, including both developed and emerging markets. The Fund further expects, under normal circumstances, to provide investment exposure to at least three different countries other than the United States. To satisfy its country exposure, the Fund may invest in foreign currencies, sovereign debt, foreign equities and futures contracts that are linked to the performance of commodities, as the commodities underlying the futures contracts in which the Fund invests are produced and consumed throughout the world. Adverse economic, social, political or environmental conditions may affect the production and/or consumption of certain commodities in different countries or regions and, therefore, may have a significant effect on the overall value of such commodities. To the extent the Fund engages in derivative transactions, it may be required to segregate liquid assets or otherwise cover its obligations under those transactions.  As a result, the Fund expects that it may hold a significant portion of its assets in U.S. Government securities, short-term debt securities, money market instruments, cash and other cash equivalents to collateralize its derivative transactions.

The day-to-day management of the Commodity Strategies Global Macro Fund is conducted by Galtere Inc. (“Galtere” or the “Sub-Advisor”), which specializes in managing commodity-based global macro investment strategies. To implement the investment strategy for the Commodity Strategies Global Macro Fund, Galtere draws on its experience and expertise in commodity markets to identify market drivers, or trends, which may create favorable investment opportunities for the Commodity Strategies Global Macro Fund. This analysis includes consideration of factors such as geopolitical movements, economic cycles, international production and consumption patterns, demographics, and weather patterns. From this global snapshot, three to five investment themes are typically developed, across which capital is allocated at the Sub-Advisor’s discretion. While these themes are typically long-term, they undergo regular reevaluation. As long as Galtere’s fundamental research continues to support the underlying hypotheses of a theme, the theme may continue to be a driver of specific investments within the Commodity Strategies Global Macro Fund.

To implement specific investments and profile specific long or short trades, all asset classes, such as common stocks, bonds, commodities, and currencies, are considered. Bottom-up fundamental analysis is used to profile the trades. Once the specific investment instrument is chosen that best articulates the theme, then Galtere’s proprietary price-analysis model is used to identify what it believes will be the most advantageous entry and exit prices for that investment. Generally, a combination of long and/or short positions are used to express each theme. Bonds in which the Fund invests will generally be investment grade, of any maturity, and may include, but are not limited to, those of U.S. Government, sovereign and corporate issuers. Investment grade securities are those rated at the time of acquisition Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB- or higher by Standard & Poor’s, a division of McGraw Hill Companies Inc. (“S&P”), or Fitch Ratings Ltd. (“Fitch”) or, if unrated by S&P, Moody’s or Fitch, determined by the Fund’s Sub-Advisor to be of comparable credit quality.

The investment approach also places a strong emphasis on risk management. Galtere uses future and options contracts for risk management in an attempt to reduce position-specific risk or volatility. Galtere’s process uses a variety of hedging and other investment techniques that seek to protect capital and attempt to reduce the frequency and severity of loss.

As part of pursuing its investment strategy, the Commodity Strategies Global Macro Fund will invest up to 25% of its total assets in a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s Advisor and has the same investment objective as the Commodity Strategies Global Macro Fund. The Subsidiary will generally invest in derivatives, including commodity futures, options on commodity futures, or other investments intended to serve as margin or collateral for derivative positions.

The instruments in which the Commodity Strategies Macro Global Fund invests may have payments linked to the performance of commodities. Although the Commodity Strategies Global Macro Fund expects to make these investments principally by investing in the Subsidiary, the Commodity Strategies Global Macro Fund also may invest directly in the same instruments to the extent permitted under the 1940 Act and consistent with its intent to be treated as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). References in this Prospectus to investments by, and activities and risks of, the Commodity Strategies Global Macro Fund may also include investments by, and activities and risks of, the Subsidiary.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Commodity Strategies Global Macro Fund is set forth below. Because the Commodity Strategies Global Macro Fund may be considered to be investing indirectly through its Subsidiary, references to the Commodity Strategies Global Macro Fund’s risks also include risks associated with investing in the Subsidiary. Before you decide whether to invest in the Commodity Strategies Global Macro Fund, carefully consider these risk factors associated with investing in the Commodity Strategies Global Macro Fund, which may cause investors to lose money. There can be no assurance that the Commodity Strategies Global Macro Fund will achieve its investment objectives.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Futures Strategy/Commodities Risk. Exposure to the commodities markets (including financial futures markets) through investments in futures may subject the Commodity Strategies Global Macro Fund to greater volatility than cash market investments in securities. Prices of commodities and related contracts may fluctuate significantly and unpredictably over short periods for a variety of reasons, including physical storage risks, changes in interest rates, overall market movements, supply and demand relationships and balances of payments and trade; weather and natural disasters; and governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies. The commodity markets are subject to temporary distortions and other disruptions. U.S. futures exchanges and some foreign exchanges have regulations that limit the amount of fluctuation in futures contract prices which may occur during a single business day and the size of contract positions taken. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

Emerging Markets Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed and less stable economic, political and legal systems than those of more developed countries. There may be less publicly available and reliable information about issuers in emerging markets than is available about issuers in more developed markets. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives exposes the Fund to additional or heightened risks, including leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, and credit risk. Derivatives transactions can be highly illiquid and difficult to unwind or value, they can increase Fund volatility, and changes in the value of a derivative held by the Commodity Strategies Global Macro Fund may not correlate with the value of the underlying instrument or the Commodity Strategies Global Macro Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, derivatives are subject to additional risks such as operational risk, including settlement issues, and legal risk, including that underlying documentation is incomplete or ambiguous. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Commodity Strategies Global Macro Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Commodity Strategies Global Macro Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Commodity Strategies Global Macro Fund’s performance. To the extent that the Commodity Strategies Global Macro Fund invests in over-the-counter options, the Commodity Strategies Global Macro Fund may be exposed to counterparty risk.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Lack of Correlation Risk; Hedging Risk. There can be no assurance that the Fund’s hedges will be effective. Any decrease in negative correlation or increase in positive correlation between the positions the Sub-Advisor anticipated would be offsetting (such as short and long positions in securities or currencies held by the Fund) could result in significant losses for the Fund.

Credit Risk. If an issuer or guarantor of a debt security held by the Commodity Strategies Global Macro Fund or a counterparty to a financial contract with the Commodity Strategies Global Macro Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Commodity Strategies Global Macro Fund’s portfolio will typically decline.

Foreign Sovereign Risk. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer term and lower rated securities are more volatile than shorter-term and higher rated securities.

Government-Sponsored Entities Risk. The Fund’s investment in U.S. Government obligations may include securities issued or guaranteed as to principal and interest by the U.S. Government, or its agencies or instrumentalities. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) when it is not obligated to do so.

Short Sales Risk. In connection with a short sale of a security or other instrument, the Commodity Strategies Global Macro Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Commodity Strategies Global Macro Fund replaces the security or other instrument borrowed to make the short sale, the Commodity Strategies Global Macro Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase. Shorting options or futures may have an imperfect correlation to the assets held by the Fund and may not adequately protect against losses in or may result in greater losses for the Fund’s portfolio.

Subsidiary Risk. By investing in the Subsidiary, the Commodity Strategies Global Macro Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not itself subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States, the U.S. states or the Cayman Islands, under which the Fund and Subsidiary are organized and operated, as applicable, could prevent the Commodity Strategies Global Macro Fund or the Subsidiary from operating as described in this Prospectus and could negatively affect the Commodity Strategies Global Macro Fund and its shareholders.

Tax Risk. To qualify for the tax treatment available to regulated investment companies under the Code, the Commodity Strategies Global Macro Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income.” Income derived from direct investments in commodities is not “qualifying income.” In addition, the Internal Revenue Service (the “IRS”) has issued a revenue ruling concluding that income and gains from certain commodity-linked derivatives does not constitute “qualifying income.” Investment through the Subsidiary is expected to allow the Commodity Strategies Global Macro Fund to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies.

The tax treatment of the Fund’s investment in commodity interests or in the Subsidiary could nevertheless be adversely affected by future legislation or Treasury regulations.

Leveraging Risk. Certain transactions the Commodity Strategies Global Macro Fund and/or the Subsidiary may undertake, such as entering into futures contracts, options, and short sales, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Commodity Strategies Global Macro Fund’s investments and make the Commodity Strategies Global Macro Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Commodity Strategies Global Fund would otherwise have, potentially resulting in the loss of all assets. The Commodity Strategies Global Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Portfolio Turnover Risk. Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Equity Risk. The value of the equity securities held by the Commodity Strategies Global Macro Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Commodity Strategies Global Macro Fund participate, or factors relating to specific companies in which the Commodity Strategies Global Macro Fund invests.

Management and Strategy Risk. The value of your investment depends on the judgment of the Sub-Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Liquidity Risk. The Commodity Strategies Global Macro Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil. If the Commodity Strategies Global Macro Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund’s investments. Illiquid assets may also be difficult to value.

Valuation Risk. The sales price the Commodity Strategies Global Macro Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued by the Fund using a fair value methodology. Investors who purchase or redeem Commodity Strategies Global Macro Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.

Asset Segregation Risk. As a series of an investment company registered with the SEC, the Commodity Strategies Global Macro Fund must segregate liquid assets, or engage in other measures to “cover” open positions with respect to certain kinds of derivatives and short sales. The Commodity Strategies Global Macro Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Commodity Strategies Global Macro Fund’s investment in such investments) even if they are covered. The Fund, at its discretion, may forgo asset segregation in favor of implementing the SEC’s new and more comprehensive requirements under Rule 18f-4 of the 1940 Act, prior to the required compliance date of August 19, 2022.

LIBOR Risk. Many financial instruments, financings or other transactions to which the Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). In July 2017, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. In March 2021, the administrator of LIBOR announced a delay in the phase out of the majority of the USD LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end on December 31, 2021. The unavailability and/or discontinuation of LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments that reference LIBOR. While some instruments may contemplate a scenario in which LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments may have such provisions and there is uncertainty regarding the effectiveness of any alternative methodology. In addition, the unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. The potential effect of the transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined and may adversely affect the Fund’s performance or net asset value.

Recent Market Events. An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) has resulted in a global pandemic and has caused major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for extended periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Other market events like the COVID-19 outbreak may cause similar disruptions and effects.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers or securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk is inherent in all investing and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.silverpepperfunds.com, or by calling the Fund at 1-855-554-5540. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-554-5540
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.silverpepperfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) for Institutional Class Shares For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return as of September 30, 2021 was 22.80%.

Institutional Class
Highest Calendar Quarter Return at NAV	10.35%	Quarter Ended 12/31/2020
Lowest Calendar Quarter Return at NAV	(14.44)%	Quarter Ended 3/31/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Period Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class shares.
SilverPepper Commodity Strategies Global Macro Fund | Bloomberg Commodity Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.12%)
5 Years	rr_AverageAnnualReturnYear05	1.03%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013
SilverPepper Commodity Strategies Global Macro Fund | Advisor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPCAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.18%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.65%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.15%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 218
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	673
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,154
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,483
1 Year	rr_AverageAnnualReturnYear01	3.97%
5 Years	rr_AverageAnnualReturnYear05	0.48%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.71%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013
SilverPepper Commodity Strategies Global Macro Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPCIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.62%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.09%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 212
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	655
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,124
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,421
Annual Return 2014	rr_AnnualReturn2014	(6.59%)
Annual Return 2015	rr_AnnualReturn2015	(7.17%)
Annual Return 2016	rr_AnnualReturn2016	5.30%
Annual Return 2017	rr_AnnualReturn2017	(2.12%)
Annual Return 2018	rr_AnnualReturn2018	(8.30%)
Annual Return 2019	rr_AnnualReturn2019	4.34%
Annual Return 2020	rr_AnnualReturn2020	3.95%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	22.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.44%)
1 Year	rr_AverageAnnualReturnYear01	3.95%
5 Years	rr_AverageAnnualReturnYear05	0.50%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.62%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013
SilverPepper Commodity Strategies Global Macro Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.95%	[4]
5 Years	rr_AverageAnnualReturnYear05	0.05%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.92%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013	[4]
SilverPepper Commodity Strategies Global Macro Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.34%	[4]
5 Years	rr_AverageAnnualReturnYear05	(0.43%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.34%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013	[4]

[1]	The Merger Arbitrage Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Merger Arbitrage Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 2.24% and 1.99% of the average daily net assets of the Merger Arbitrage Fund’s Advisor Class and Institutional Class shares, respectively. This agreement is in effect until October 31, 2031, and it may be terminated or amended prior to the end of the term with the approval of the Trust’s Board of Trustees. The Merger Arbitrage Fund’s advisor is permitted to seek reimbursement from the Merger Arbitrage Fund, subject to certain limitations, of fees waived or payments made to the Merger Arbitrage Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns shown depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class shares.
[3]	The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Commodity Strategies Global Macro Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 2.24% and 1.99% of the average daily net assets of the Commodity Strategies Global Macro Fund's Advisor Class and Institutional Class shares, respectively. This agreement is in effect until October 31, 2031 and it may be terminated or amended prior to the end of the term with the approval of the Trust's Board of Trustees. The Advisor is permitted to seek reimbursement from the Commodity Strategies Global Macro Fund, subject to certain limitations, of fees waived or payments made to the Commodity Strategies Global Macro Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns shown depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class shares.